Property, plant and equipment (Details) SFr in Thousands	6 Months Ended
Jun. 30, 2026 CHF (SFr)
Property, plant and equipment:
Property, plant and equipment, beginning of period	SFr 1,989
Property, plant and equipment, end of period	1,919
Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	15,704
Additions	481
Property, plant and equipment, end of period	16,186
Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(13,715)
Depreciation expense	(551)
Property, plant and equipment, end of period	(14,267)
Furniture
Property, plant and equipment:
Property, plant and equipment, beginning of period	44
Property, plant and equipment, end of period	34
Furniture | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	334
Property, plant and equipment, end of period	334
Furniture | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(290)
Depreciation expense	(10)
Property, plant and equipment, end of period	(300)
IT Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	269
Property, plant and equipment, end of period	246
IT Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	2,545
Additions	70
Property, plant and equipment, end of period	2,615
IT Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(2,277)
Depreciation expense	(93)
Property, plant and equipment, end of period	(2,370)
Lab Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,182
Property, plant and equipment, end of period	1,277
Lab Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	10,935
Additions	406
Property, plant and equipment, end of period	11,341
Lab Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(9,754)
Depreciation expense	(310)
Property, plant and equipment, end of period	(10,064)
Leasehold Improvements
Property, plant and equipment:
Property, plant and equipment, beginning of period	495
Property, plant and equipment, end of period	362
Leasehold Improvements | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,890
Additions	5
Property, plant and equipment, end of period	1,895
Leasehold Improvements | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(1,395)
Depreciation expense	(138)
Property, plant and equipment, end of period	SFr (1,533)